Income Tax (Details) - Schedule of Reconciliation the Statutory and Effective Tax Expenses - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Schedule of Reconciliation the Statutory and Effective Tax Expenses [Abstract]
(Loss) income before income tax expense	$ (4,401)	$ 1,349	$ (979)
Tax at Hong Kong statutory tax rate of 16.5%	(726)	223	(162)
Effect of tax-exempt for the Company incorporated in Cayman Islands	984	1
Tax effect on non-assessable income		(8)
Tax effect on non-deductible expenses	60	53	4
Tax effect on deductible temporary differences	(2)	6	17
Tax effect on tax losses not recognized			141
Tax effect of utilization of tax losses previously not recognized	(140)	(275)
Tax concession	(21)
Income tax expense	$ 155